Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	$ 16,168,473
Non-current, Maturity	$ 748,123,803	$ 786,137,688
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Secured/ Unsecured	Unsecured
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Secured/ Unsecured	No
Current, Maturity	$ 8,528,350	$ 9,287,472
Non-current, Maturity	$ 430,228,859	$ 468,578,474
Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Secured/ Unsecured	No
Current, Maturity	$ 6,927,432	$ 6,881,001
Non-current, Maturity	317,894,944	317,559,214
One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,322,081	6,884,819
One to Three Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,322,081	6,884,819
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,133,701	9,283,654
Three to Twelve Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,206,269	2,402,653
Three to Twelve Months [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,927,432	6,881,001
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
One to Two Years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	725,827,751	764,216,168
Over five years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	430,228,859	468,578,474
Over five years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 295,598,892	$ 295,637,694